27 COMMITMENTS (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
CommitmentsLineItems [Line Items]
Percentage of progress project posts	52.00%
Transnordestina Logistica S.A [Member]
CommitmentsLineItems [Line Items]
Consession expire year	2057
Approved construction investment	R$ 7,542
Description of currently approved budget	Missão Velha-Salgueiro: R$0.4 billion, Salgueiro-Trindade: R$0.7 billion, Trindade-Eliseu Martins: R$2.4 billion, Missão Velha-Porto de Pecém: R$3 billion, Salgueiro-Porto de Suape: R$4.7 billion, amounting R$ 11.2 billion.
Proposed amount	R$ 13,200,000
Description of guarantees of financing granted	he Company guarantees 100% of TLSA’s financing granted by Banco do Nordeste/FNE and the BNDES, and 50.97% of the debentures issued by FDNE (includes the corporate guarantee of 48.47%, a collateral letter of 1.25% issued to BNB and the corporate guarantee of 1.25% pledged to BNB).
Percentage of debentures converted	50.00%